UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00747

                            Ameritor Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              4400 MacArthur Blvd, Suite 301, Washington, DC 20007
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ameritor Financial Corporation
              4400 MacArthur Blvd, Suite 301, Washington, DC 20007
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 202-625-6000

Date of fiscal year end: 6/30/2004

Date of reporting period: 6/30/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. ANNUAL REPORT

                                    AMERITOR

                                   INVESTMENT
                                      FUND

                                 ANNUAL REPORT

                                  JUNE 30, 2004

                        An Ameritor NO-LOAD Mutual Fund

                                     [LOGO]
                                    Ameritor
                                     Financial
                                      Corporation
                                          Investment Advisor

                                      BLANK
                              (INSIDE FRONT COVER)

                                                                 August 26, 2004

Dear Shareholder:

The current stock market correction has been more severe than anyone on Wall Street originally anticipated which is reflected in the performance of the Ameritor Investment Fund. According to the Standard & Poors analyst, the stock market is generally focusing on the unstable situation in Iraq and the Middle East, including the threat of terrorism in the U.S. The likely close U.S. presidential election is also adding to the uncertainty in the market.

In contrast to the current political uncertainties, the underlying economy and U.S. companies are doing very well. The "good news" is that the political and non-economic factors that are currently impacting the stock market and overshadowing these positive economic developments will eventually play themselves out.

Our investment strategy is designed to capture and capitalize on these trends. However, this year the stock market has been like a roller coaster. Once these issues are resolved, however, and the market starts going up again, we will be investing your portfolio in first-rate stocks that should go up faster than the market as a whole because of their strong fundamentals. We will make every effort to increase the value of the portfolio and Fund shares.

Sincerely,

/s/Jerome Kinney

Jerome Kinney, President

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              ON INTERNAL CONTROL

Board of Trustees
Ameritor Funds
Washington, D.C.

In planning and performing our audits of the financial statements of the Ameritor Investment Fund and the Ameritor Security Trust (the "Funds"), for the year ended June 30, 2004, we considered their internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of the Funds is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with accounting principles generally accepted in the United States of America. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in any internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of the internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses, as defined above, as of June 30, 2004.

This report is intended solely for the information and use of management and the Board of Trustees and Shareholders of Ameritor Funds and the Securities and Exchange Commission, and is not intended to be and should not be used by anyone other than these specified parties.

                                       TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
August 3, 2004

AMERITOR INVESTMENT FUND

SCHEDULE OF INVESTMENTS

June 30, 2004
--------------------------------------------------------------------------------

                                                                                     Value
                                                                           Shares   (Note 1)
                                                                           ------   --------
COMMON STOCK                                                2.47%
     Northern Dynasty Mineral Ltd.                                         2,000  $    7,960
                                                                                  ----------
     Total Common Stock (Cost $8,680)                                                  7,960
                                                                                  ----------
                                                                           Par
                                                                           ---
INVESTMENT COMPANY                                         97.53%
  Evergreen Money Market Treasury Institutional -
     Money Market Fund Institutional Shares (Cost $314,051)             $314,051     314,051
                                                                                  ----------
         Total Portfolio of Investments (Cost $322,731)                           $  322,011
                                                                                  ==========

--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.       2

AMERITOR INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004
--------------------------------------------------------------------------------

ASSETS
  Investment at value (Cost $322,731) (Note 1)                          $   322,011
  Interest receivable                                                           276
                                                                        -----------
     Total Assets                                                           322,287
                                                                        -----------
LIABILITIES
  Accrued expenses                                                           18,083
                                                                        -----------
NET ASSET                                                               $   304,204
                                                                        ===========
Net assets consist of:
  Paid-in capital                                                       $ 1,813,020
  Unrealized depreciation of investments                                       (720)
  Accumulated net realized losses from security transactions             (1,508,096)
                                                                        -----------
                                                                        $   304,204
                                                                        ===========
Net asset value, offering price and redemption price per share
  ($304,204 divided by 1,079,724 shares of no par value trust shares)          $.28
                                                                               ====

--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.       3

AMERITOR INVESTMENT FUND

STATEMENT OF OPERATIONS

Year ended June 30, 2004
--------------------------------------------------------------------------------

Investment Income
  Dividends                                                    $ 2,262
  Interest                                                       1,323
                                                               -------
     Total income                                                        $   3,585
                                                                         ---------
Expenses
  Fund administrative fees (Note 2)                             56,500
  Shareholder servicing and recordkeeping fee (Note 2)          42,884
  Professional fees                                             19,853
  Accounting service fees                                       13,700
  Investment advisory fee (Note 2)                               3,768
  Custodian fees                                                 3,616
  Miscellaneous                                                  5,406
  Trustees' fees and expenses (Note 2)                           5,129
                                                               -------
     Total expenses                                                        150,856
                                                                         ---------
        Net investment loss                                               (147,271)
                                                                         ---------
 Realized and unrealized gain/(loss) on investments (Note 1)
   Net realized gain from investment transactions                          110,481
   Change in unrealized depreciation of investments                        (58,916)
                                                                         ---------
   Net gain on investments                                                  51,565
                                                                         ---------
   Net decrease in net assets resulting from operations                  $ (95,706)
                                                                         =========

--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.       4

AMERITOR INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

Years ended June 30, 2004 and 2003
--------------------------------------------------------------------------------

                                                                                  2004          2003
                                                                                  ----          ----
Increase (decrease) in net assets from operations:
  Net investment loss                                                           $(147,271)   $(162,040)
  Net realized gain(loss) from investment transactions                            110,481     (125,287)
  Change in unrealized appreciation(depreciation) of investments                  (58,916)     134,352
                                                                                ---------    ---------

  Net decrease in net assets resulting from operations                            (95,706)    (152,975)

  Decrease in net assets from trust share transactions (Note 3)                  (117,112)     (21,536)
                                                                                ---------    ---------

     Decrease in net assets                                                      (212,818)    (174,511)

Net Assets
  Beginning of year                                                               517,022      691,533
                                                                                ---------    ---------
  End of year                                                                   $ 304,204    $ 517,022
                                                                                =========    =========

--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.       5

AMERITOR INVESTMENT FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                  For a share outstanding throughout each year

                                                                   Years Ended June 30,
                                          -------------------------------------------------------------------
                                               2004          2003          2002          2001          2000
                                               ----          ----          ----          ----          ----
Per Share Operating Performance
  Net asset value, beginning of year        $    0.37     $    0.48     $    0.77     $    1.92     $    1.62
                                            ---------     ---------     ---------     ---------     ---------
  Net investment loss                           (0.14)        (0.12)        (0.13)        (0.12)        (0.25)
  Net realized and unrealized gain
    (loss) on investments                        0.05          0.01         (0.16)        (1.03)         0.55
                                            ---------     ---------     ---------     ---------     ---------
  Total from investment operations              (0.09)        (0.11)        (0.29)        (1.15)         0.30
                                            ---------     ---------     ---------     ---------     ---------
  Net asset value, end of year              $    0.28     $    0.37     $    0.48     $    0.77     $    1.92
                                            =========     =========     =========     =========     =========

Ratio/Supplemental Data
  Total return                                 (24.28)%      (22.92)%      (37.66)%      (59.83)%       18.36%
  Ratio of expenses to average net assets       40.09%        30.61%        21.57%         8.83%         9.95%
  Ratio of net investment
    loss to average net assets                 (39.14)%      (29.87)%      (21.09)%       (8.47)%       (9.88)%
  Portfolio turnover                              184%          217%          194%            1%           76%
  Net assets, end of year (000's)           $     304     $     517     $     692     $   1,130     $   2,929

--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.       6

AMERITOR INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2004
--------------------------------------------------------------------------------

(1)   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Ameritor Investment Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The Fund has not been accepting new subscriptions since November 1996. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

      B. Income Taxes - The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes by using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax basis of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized. At June 30, 2004, for Federal income tax purposes, the Fund had a capital loss carryforward of $1,508,096 of which $1,054,444 expires in June 2010 and $453,652 expires in 2011 to offset future realized gains.

      C. Distributions to shareholders - No Distributions were paid in fiscal years 2003 and 2004. As of June 30, 2004, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

             Capital loss carryforward                          $    (1,508,096)
             Unrealized depreciation                                       (720)
                                                                ---------------
                                                                $    (1,508,816)
                                                                ===============

      D. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

      E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

      F. Reclassification of Capital Accounts - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2004 the Fund decreased paid in capital by $147,271 and increased accumulated net investment income by $147,271.

--------------------------------------------------------------------------------
                                                                               7

AMERITOR INVESTMENT FUND

June 30, 2004
--------------------------------------------------------------------------------

(2)   INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

      The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month.

      Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

(3)   TRUST SHARES

      The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                       For The Year Ended June 30,
                        ------------------------------------------------------
                                  2004                        2003
                        ------------------------      ------------------------
                          Shares       Amount          Shares       Amount
                        ---------    -----------      ---------    -----------
Shares redeemed          (309,851)   $  (117,112)       (52,457)   $   (21,536)
                        ---------    -----------      ---------    -----------
Net decrease             (309,851)   $  (117,112)       (52,457)   $   (21,536)
                        =========    ===========      =========    ===========
Shares outstanding
   Beginning of year    1,389,575                     1,442,032
                        ---------                     ---------
   End of year          1,079,724                     1,389,575
                        =========                     =========

(4)   PURCHASE AND SALE OF SECURITIES

      During the year ended June 30, 2004, purchases and proceeds from sales of investment securities were $493,801 and $999,126, respectively. Cost of securities for income tax purposes was $322,731 at June 30, 2004. Net unrealized depreciation of investments aggregated $(720), which relates to gross unrealized depreciation of $720.

--------------------------------------------------------------------------------
                                                                               8

AMERITOR INVESTMENT FUND

June 30, 2004
--------------------------------------------------------------------------------

(5)   TRUSTEES AND OFFICERS (UNAUDITED)

      The following table sets forth certain information concerning the Trustees and officers of the Fund.

---------------------------------------------------------------------------------------------------------
       (1)                    (2)            (3)             (4)                (5)             (6)
---------------------------------------------------------------------------------------------------------
Name                      Position(s)      Term of         Principal         Number of         Other
Address and               Held with       Office and      Occupation(s)     Portfolios in   Directorships
Age                          Fund          Length of       During Past      Fund Complex       Held by
                                             Time           5 Years         Overseen by       Trustee
                                            Served                           Trustee
---------------------------------------------------------------------------------------------------------
Non-Interested Trustee
---------------------------------------------------------------------------------------------------------
Richard P. Ellison           Non-          5 Years       President and          2               Potomac
1410 Coventry Lane        Interested        Served      Chief Executive                          Group
Alexandria, VA 22304       Trustee         Term is        Officer of                            Homes;
Age 73                                     For Life        Intervest                             Boat
                                                         Financial Corp.                        America
---------------------------------------------------------------------------------------------------------
James I. Schwartz            Non-           2 Year     Retired President        2                None
14801 Pennfield           Interested        Served       Capital City
Circle #307                Trustee         Term is      Savings & Loan
Silver Spring, MD                          For Life          And
20906                                                   Schwartz & Co.
Age 77
---------------------------------------------------------------------------------------------------------
Interested Trustee And Officers
---------------------------------------------------------------------------------------------------------
Carole S. Kinney            Trustee,        5 Years     Chairman of the         2                None
8020 Thornley Court        Secretary,        served        Board of
Bethesda, MD 20817           and            Term is        Ameritor
Age 58                     Chairman        For life       Financial
                            of the                       Corporation
                             Fund                         Since 1998
---------------------------------------------------------------------------------------------------------
Jerome Kinney              President       5 Years        Founder and                             None
8020 Thornley Court                         served        President,
Bethesda, MD 20817                          Term=1     Jerome F. Kinney
Age 74                                       year          Company
                                                          (builder);
                                                         President and
                                                             CEO,
                                                          Ameritor
                                                          Financial
                                                         Corporation
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Performance Graph

      The following graph provides a comparison of the change in the value of a $10,000 investment in the Fund and same investment in the S & P 500 Index for each fisacal year from June 30, 1995 to June 30, 2004.

                         Total Return vs S&P 500 Index

[The following table was depicted as a line chart in the printed material]

                              Ameritor
                             Investment          S&P 500
                                Fund              Index          *&**
           06/30/94           $10,000            $10,000
           06/30/95           $ 9,189            $12,606
           06/30/96           $ 7,747            $15,873
           06/30/97           $ 7,657            $21,384
           06/30/98           $10,089            $27,827
           06/30/99           $14,593            $34,163
           06/30/00           $17,272            $36,636
           06/30/01           $ 6,938            $30,840
           06/30/02           $ 4,325            $24,931
           06/30/03           $ 3,334            $24,891
           06/30/04           $ 2,524            $29,643

*     Past performance is not predictive of future performance.
**    S & P 500 Index is adjusted to reflect the reinvestment of dividends.

                         Ameritor Financial Corporation
                            Ameritor Investment Fund

                                 PRIVACY POLICY

At Ameritor, we recognize the importance of protecting the personal and financial information of Fund shareholders. We consider each shareholder's personal information to be private and confidential. The following describes the practices followed by Ameritor to protect Fund shareholders' privacy.

Ameritor may obtain nonpublic personal information about you from the following sources:

      o Information we receive from you on applications, forms, and other information you provide to us in writing, by telephone, electronically or by any other means; and

      o     Information about your transactions with us or others.

Ameritor will collect and use Fund shareholder personal information only to service shareholder accounts. This information may be used by Ameritor in connection with providing services or financial products requested by Fund shareholders. We will not disclose any nonpublic personal information about you to anyone, except as permitted by law.

Ameritor restricts access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

Even if you are no longer a Fund shareholder, Ameritor's Privacy Policy will continue to apply to you.

                                     BLANK
                              (INSIDE BACK COVER)

AMERITOR INVESTMENT FUND
4400 MACARTHUR BLVD, #301
WASHINGTON, D.C. 20007-2521
1-800-424-8570
202-625-6000 WASHINGTON, D.C. AREA

TRANSFER AGENT
AMERITOR FINANCIAL CORPORATION
4400 MACARTHUR BLVD, #301
WASHINGTON, D.C. 20007-2521

CUSTODIAN
WACHOVIA
123 SOUTH BROAD ST.
PHILADELPHIA, PA 19109

INDEPENDENT ACCOUNTANTS
TAIT, WELLER & BAKER
SUITE 800
8 PENN CENTER
PLAZA PHILADELPHIA, PA 19103-2108

FOR MORE INFORMATION ABOUT
AMERITOR INVESTMENT FUND,
ACCOUNT INFORMATION OR DAILY
NET ASSET VALUES, CALL:

SHAREHOLDER SERVICES
1-800-424-8570 EXT. 121
202-625-6000 WASHINGTON, D.C. AREA

ITEM 2. CODE OF ETHICS.

      (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

      (c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

      (d) The registrant's code of ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Richard Ellison, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Ellison is "independent" as that term is defined in paragraph (a)(2) of this item's instructions.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $9,000 and $9,000 for fiscal years ended June 30, 2004 and 2003, respectively.

      (b) Audit Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended June 30, 2004 and 2003, respectively.

      (c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $1,500 and $1,500 for the fiscal years ended June 30, 2004 and 2003, respectively.

      (d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs
            (a) through (c) of this Item were $0 and $0 for the fiscal years ended June 30, 2004 and 2003, respectively.

      (e)(1) The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

      (e)(2) There were no services described in each of paragraphs (b) through
            (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) Rule 2-01 of Regulation S-X.

      (f) Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

      (g) All non-audit fees billed by the registrant's accountant for services rendered to the Fund for the fiscal years ended June 30, 2004 and June 30, 2004 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's account for the registrant's adviser.

      (h)   Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (a)(1) Code of Ethics required to be disclosed under item 2 is attached hereto.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameritor Investment Fund

By (Signature and Title) /s/ Jerome Kinney, President & Treasurer
                        --------------------------------------------------------
                                    Jerome Kinney, President & Treasurer


Date 8/28/2004
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jerome Kinney, President
                        --------------------------------------------------------
                                    Jerome Kinney, President

Date 8/28/2004
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By (Signature and Title) /s/ Jerome Kinney, Treasurer
                        --------------------------------------------------------
                                    Jerome Kinney, Treasurer

Date 8/28/2004
    ----------------------------------------------------------------------------